Lease	12 Months Ended
Jun. 30, 2020
Lease
Lease

12    Lease

(a)Right-of-use assets

As of June 30, 2020, the Group leases office spaces and several campuses. The Group generally enters into lease agreements with initial terms of 3 to 20 years. Most of the lease agreements contain termination options that permit the Group to terminate the lease agreement early at any time without cause, provided the Group notifies the lessor in writing within certain period in advance. The Group generally has extension options for the leases. Such extension options are accounted for only when it is reasonably certain that the Group will exercise the options. The rent under lease agreements is payable with fixed payments including a fixed escalation.

During the year ended June 30, 2020, the Group entered into certain long-term cooperative arrangements with local governments in areas where some of the schools are located. Pursuant to such arrangements, the government agreed to provide the existing land, buildings and equipment free of charge for the Group to carry out the cooperative education throughout the whole period of cooperative arrangements. The Group recognizes the asset and the relevant grants at their nominal amounts, which is zero.

The movements in right-of-use asset are as follows:

2020
RMB
Leasehold buildings held for own use, carried at depreciated cost:
As at July 1, 2019	411,115
Additions – new leases	9,571
Lease modification*	131,634
Depreciation charge for the year	(30,485)
Derecognition of a lease contract due to termination	(4,226)
As at June 30, 2020	517,609

*Lease modification was related to the supplementary contracts with the lessor, Hailiang Education Investment Group Ltd. (“Hailiang Investment”) regarding the lease of campuses in Zhuji, China signed on September 6, 2019.

(b)Amounts recognized in profit or loss

The analysis of expense items in relation to leases recognized in profit or loss is as follows:

2020 - Leases under IFRS 16

2020
RMB
Depreciation charge of right-of-use assets	30,485
Interest on lease liabilities	4,363
Expense relating to short-term leases	147
Expense relating to leases of low-value assets, excluding short-term leases of low-value assets	679
Gain on derecognition of a lease contract due to termination	39

2019 – Operating leases under IAS 17

2019
RMB
Lease expenses	35,639

Note: The Group has initially applied IFRS 16 using the modified retrospective approach and adjusted the opening balances at July 1,2019 to recognize right-of-use assets relating to leases which were previously classified as operating leases under IAS 17. After initial recognition of right-of-use assets at July 1, 2019, the Group as a lessee is required to recognize the depreciation of right-of-use assets, instead of the previous policy of recognizing rental expenses incurred under operating leases on a straight-line basis over the lease term. Under this approach, the comparative information is not restated. See note 3.

(c) Amounts recognized in statement of cash flows

Amounts included in the statement of cash flow for leases comprise the following:

2020
RMB

Within operating cash flows	826
Within investing cash flows	524,996
Within financing cash flows	6,895
532,717

In the statement of cash flow, the Group as a lessee is required to split rentals paid under capitalized leases into their capital element and interest element. These elements are classified as financing cash outflows, similar to how leases previously classified as finance leases under IAS 17 were treated, rather than as operating cash outflows, as was the case for operating leases under IAS 17. Although total cash flows are unaffected, the adoption of IFRS 16 therefore results in a change in presentation of cash flows within the statement of cash flow.

On September 6, 2019, the Group entered into a series of supplementary contracts with Hailiang Investment regarding the school buildings and the related facilities in three campuses in Zhuji, China from Hailiang Investment, pursuant to which, on September 12, 2019, the Group made lease prepayments of RMB524,996 regarding the school buildings and the related facilities in three campuses in Zhuji, China from Hailiang Investment for the remaining lease period until June 30, 2037. The Group classified the lease prepayments within investing cashflows.

(d)Lease liability

The carrying amount of lease liabilities and the movements during the year are as follows:

2020
RMB
As at July 1, 2019	411,090
New leases	9,571
Lease modification	131,634
Accretion of interest recognized during the year	4,363
Payments	(531,891)
Derecognition of a lease contract due to termination	(4,265)
As at June 30, 2020	20,502

Analyzed into:
Current portion	1,753
Non-current portion	18,749

The following table shows the remaining contractual maturities of the Group’s lease liabilities at the end of the current year and at the date of transition to IFRS 16:

	June 30, 2020		July 1, 2019 (Note)
	Present		Present
	value of the	Total	value of the	Total
	minimum	minimum	minimum	minimum
	lease	lease	lease	lease
	payments	payments	payments	payments
	RMB	RMB	RMB	RMB

Within 1 year	1,753	2,687	16,754	35,662

After 1 year but within 2 years	2,623	3,442	19,945	37,928
After 2 years but within 5 years	6,222	7,999	55,753	104,081
After 5 years	9,904	13,228	318,638	423,360
	20,502	27,356	411,090	601,031

Less: total future interest expenses		6,854		189,941
Present value of lease liabilities		20,502		411,090

Note: The Group has initially applied IFRS 16 using the modified retrospective approach and adjusted the opening balances at July 1, 2019 to recognize lease liabilities relating to leases which were previously classified as operating leases under IAS 17. Comparative information as at June 30, 2019 has not been restated. Further details on the impact of the transition to IFRS 16 are set out in note 3.